Noncontrolling Interest - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Line Items]
Non-controlling interest	$ 5,213,812	$ 4,348	$ 4,332
UP-C Units [Member]
Noncontrolling Interest [Line Items]
Common unit exchange value	5,800
MAOMSO Recovery LLC Series FHCP [Member] | MSP Recovery LLC [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest	$ 4,300	$ 4,300
Percentage of entitled preferred return by non-controlling member	20.00%
Entitled claims recover percentage by non-controlling member	80.00%
Percentage of non-controlling member allocated cost	100.00%